Related Party Transaction (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 01, 2015	Apr. 30, 2016	Jul. 31, 2015
Number of common shares issued upon conversion			148,669,051
Bloise International Corporation [Member]
Accrued interest on debt	$ 5,611	$ 5,611
Number of common shares issued upon conversion	14,029	14,029